Stock Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Stock Based Compensation [Abstract]
Stock Based Compensation
15.	Stock Based Compensation

During the six months ended March 31, 2015, the Company recognized stock-based compensation expense totaling $330,780, of which $91,000 was for payment of consulting services through the issuance of 350,000 common shares, $158,233 was recognized through the vesting of 1,250,000 common stock options, and $81,547 from the amortization of prepaid consulting fees compensated through the granting of 5,750,000 options (See Notes 6 and 18). During the six months ended March 31, 2014, the Company recognized stock-based compensation expense totaling $1,108,390, of which $14,500 was recognized through the issuance of 25,000 common shares to the Company’s Chief Financial Officer, $554,595 was recognized through the vesting of 2,600,000 common stock options and $539,295 from the amortization of prepaid consulting fees compensated through the granting of 5,750,000 options (See Notes 6 and 18).

12. Stock Based Compensation

During the year ended September 30, 2014, the Company recognized stock-based compensation expense totaling $2,094,970, of which $14,500 was recognized through the issuance of 25,000 common shares to the Company's Chief Financial Officer, $998,917 was recognized through the vesting of 6,266,334 common stock options, and $1,081,553 from the amortization of prepaid consulting fees compensated through the granting of 5,750,000 options (See Note 5). During the year ended September 30, 2013, the Company recognized stock-based compensation expense totaling $2,242,606, of which $1,349,809 was recognized through the vesting of 5,832,400 common stock options, $489,726 was recognized on the November 30, 2012 modification of certain options previously granted, and $403,071 from the amortization of prepaid consulting fees compensated through the granting of 5,750,000 options (See Note 5).